Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest
Cash paid for income taxes
Assumption of liabilities related to reverse acquisition, Accounts payable	26,098
Assumption of liabilities related to reverse acquisition, Accrued expenses	17,932
Issuance of common stock related to reverse acquisition recognized in: Common stock	352
Issuance of common stock related to reverse acquisition recognized in: Additional paid-in capital	(38,102)
Total	(37,750)
Cash received related to net liabilities assumed in a reverse acquisition transaction	$ 6,280